CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Current Assets:
Cash	$ 676,349	$ 18,046,872
Accounts receivable	21,032,423	18,764,549
Inventory	3,343,904	784,251
Advances to suppliers, net	52,405,801	18,262,520
Prepayment for an acquisition of a subsidiary	0	17,746,979
Due from a related party	0	116,250
Prepaid expenses and other current assets	1,839,251	495,344
Total current assets	79,297,728	74,216,765
Property, plant, and equipment, net	14,817,766	14,538,686
Prepayment for property and equipment	3,831,694	4,224,229
Intangible assets, net	3,489	11,913
Land use right, net	7,179,399	511,177
Right of use lease assets, net	268,589	314,339
Long-term deposits	1,165,036	1,124,763
Biological assets	30,613,665	0
Total Assets	137,177,366	94,941,872
Current Liabilities:
Short-term bank loans	4,280,972	3,711,253
Long-term bank loans, current	0	20,009
Accounts payable	18,438,289	7,487,319
Deferred revenue, current	99,999	96,542
Proceeds from private placement	0	18,000,000
Due to related parties	109,200	0
Taxes payable	470,995	589,315
Operating lease liabilities, current	51,096	32,899
Accrued expenses and other current liabilities	1,029,879	524,197
Total current liabilities	24,480,430	30,461,534
Long-term bank loans, non-current	679,519	421,733
Convertible bonds	3,124,167	0
Deferred revenue, non-current	164,777	207,352
Operating lease liabilities, non-current	0	15,484
Deferred tax liabilities	55,356	53,443
Total liabilities	28,504,249	31,159,546
Shareholders' Equity:
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	533,260	524,723
(Accumulated deficits) retained earnings	(1,764,366)	2,415,349
Accumulated other comprehensive loss	(2,764,707)	(6,532,472)
Total shareholders' equity	108,673,117	63,782,326
Total Liabilities and Shareholders' Equity	137,177,366	94,941,872
Common Class B [Member]
Shareholders' Equity:
Common stock, value	4,231,055	4,231,055
Common Class A [Member]
Shareholders' Equity:
Common stock, value	$ 99,572,676	$ 54,278,472